Supplement to the
Fidelity® Tax Managed Stock Fund
December 30, 2008
Prospectus

At its January 2009 meeting, the Board of Trustees of Fidelity Tax Managed Stock Fund approved removal of the redemption fee on shares held less than two years effective no later than March 2, 2009. The redemption fee will not be imposed on any shares redeemed from accounts held directly with Fidelity beginning February 2, 2009. If you redeem fund shares through an intermediary prior to March 2, 2009, you should contact your intermediary for more information on whether the redemption fee will be imposed on the shares you redeem.

Fidelity Tax Managed Stock Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Tax Managed Stock
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

19.95%	-8.93%	-12.40	-24.83%	27.58%	11.12%	13.87%	12.00%	14.18%	-42.65%

During the periods shown in the chart for Tax Managed Stock:

Returns

Quarter ended

Highest Quarter Return	16.91%	December 31, 1999
Lowest Quarter Return	-25.73%	December 31, 2008
Year-to-Date Return	-11.40%	March 31, 2009

TMG-09-03 July 30, 2009
1.759069.112

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Tax Managed Stock
Return Before Taxes	-42.65%	-1.48%	-1.59%
Return After Taxes on Distributions	-42.74%	-1.56%	-1.67%
Return After Taxes on Distributions and Sale of Fund Shares	-27.62%	-1.24%	-1.35%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 11.

Minimums
Initial Purchase	$10,000
Balance	$5,000

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 11.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, or a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or a Fidelity systematic withdrawal service.

The following information replaces the similar information found in the "Selling Shares" section on page 15.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity Advisor Tax Managed Stock Fund
Class A, Class T, Class B, and Class C
April 7, 2009
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class A, Class T, Class B, or Class C shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 11.

Minimums
To Open an Account	$2,500
Through regular investment plansA	$100
Minimum Balance	$1,000

A An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, the fund may waive or lower purchase minimums in other circumstances.

ATMG-09-01 July 30, 2009
1.900375.100

The following information replaces the similar information found in the "Selling Shares" section on page 16.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Supplement to the
Fidelity Advisor Tax Managed Stock Fund
Institutional Class
April 7, 2009
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Institutional Class shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 11.

Minimums
To Open an Account	$2,500
Through regular investment plansA	$100
Minimum Balance	$1,000

A An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 16.

ATMGI-09-01 July 30, 2009
1.900376.100

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.